SHORT TERM INVESTMENT (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
SCHEDULE OF SHORT TERM INVESTMENT
	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Short term investment	7,028,594	7,028,594
Total	$7,028,594	$7,028,594

	As of December 31, 2024	As of December 31, 2023

Short term investment	7,028,594	-
Total	$7,028,594	$-